Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
Changes in the carrying amount of goodwill, for the years ended December 31, 2020 and 2019 are as follows:

	Agriculture	Construction	Commercial & Specialty Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2019	$1,646	$587	$62	$5	$153	$2,453
Impact of foreign exchange and other	6	—	(3)	—	2	5
Acquisitions	80	—	—	—	—	80
Balance at December 31, 2019	$1,732	$587	$59	$5	$155	$2,538
Foreign currency translation and other	(37)	(2)	6	2	2	(29)
Goodwill impairment charge	—	(585)	—	—	—	(585)
Balance at December 31, 2020	$1,695	$—	$65	$7	$157	$1,924

Schedule of other intangible assets and related accumulated amortization
As of December 31, 2020, and December 31, 2019, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		2020			2019
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$311	$241	$70	$320	$224	$96
Patents, concessions, licenses and other	5-25	2,107	1,678	429	1,965	1,528	437
		2,418	1,919	499	2,285	1,752	533
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,691	$1,919	$772	$2,558	$1,752	$806